Supplement to the current prospectus

MFS(R) Municipal High Income Fund

Effective immediately, the section entitled "II - Expense Summary" is restated in its entirety as follows:

EXPENSE SUMMARY

Expense Table

This table describes the fees and expenses that you may pay when you buy, redeem, and hold shares of the fund. The annual fund operating expenses are based on expenses incurred during the fund's most recently completed fiscal year. The fund's annual operating expenses may vary in future years.

Shareholder Fees (fees paid directly from your investment):
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Share Class                         A              B              C
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Sales Charge              4.75%           N/A            N/A
(Load) Imposed on
Purchases (as a percentage
of offering price)..............
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Deferred Sales         See Below(#)      4.00%          1.00%
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
whichever is less)...............
----------------------------------------------------------------------------
----------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from fund assets):
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Management Fee....................0.60%          0.60%          0.60%
Distribution and Service           N/A
(12b-1) Fees(1)....................              0.77%          1.00%
Other Expenses(2)((4))............0.37%          0.37%          0.37%
                                  -----          -----          -----
Total Annual Fund Operating       0.97%
Expenses(2)((4))...................              1.74%          1.97%
      Fee Reductions(3)..........(0.10)%        (0.10)%        (0.10)%
                                 -------        -------        -------
Net Expenses(2)((4))..............0.87%          1.64%          1.87%
# A contingent deferred sales charge (referred to as a CDSC) of 1% may be deducted from your redemption proceeds if you buy $1 million or more of Class A shares or if you are investing through a retirement plan and your Class A purchase meets certain requirements and you redeem your investment within 12 months of your purchase.
(1) The fund's Rule 12b-1 plan permits it to pay distribution and/or service fees to support the sale and distribution of the fund's Class B and Class C shares and the services provided by financial intermediaries. The maximum rates that may be charged under the plan, together with details of any fee reduction arrangements, are set forth under "Distribution and Service Fees."
(2) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower.
(3) MFS has agreed in writing to waive its management fee to 0.50% annually. This written agreement will continue until at least February 28, 2009 as part of its settlement with the New York Attorney General concerning market timing and related matters.
(4) Includes certain interest expenses and fees of 0.15% related to the fund's investments in inverse floating rate investments. Under accounting rules, the fund recognizes additional income in an amount equal to these expenses. Therefore, the fund's net asset values per share and performance have not been affected by these expenses. However, these expenses are included in the fund's "Total Annual Operating Expenses" and "Net Expenses" in the table above, and in the "Example of Expenses" below. Had these expenses and fees not been included, "Net Expenses" would have been 0.72% for Class A shares, 1.49% for Class B shares, and 1.72% for Class C shares.

Example of Expenses

These examples are intended to help you compare the cost of investing in a fund with the cost of investing in other mutual funds.

The examples assume that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated);

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o The fund's operating expenses remain the same, except that the fund's total operating expenses are assumed to be the fund's "Net Expenses" for the period during which any written fee reductions are in effect (see "Expense Summary - Expense Table" above).

Although your actual costs may be higher or lower, under these assumptions your costs would be:

----------------------------------------------------------------------------
Share Class                            1 Year   3 Years  5 Years  10 Years
----------------------------------------------------------------------------
----------------------------------------------------------------------------
A shares                                $560     $752     $969     $1,593
----------------------------------------------------------------------------
----------------------------------------------------------------------------
B shares(1)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming redemption at end of
period                                  $567     $831    $1,127    $1,833
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming no redemption            $167     $531     $927     $1,833
----------------------------------------------------------------------------
----------------------------------------------------------------------------
C shares
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming redemption at end of
period                                  $290     $601    $1,046    $2,281
----------------------------------------------------------------------------
----------------------------------------------------------------------------
      Assuming no redemption            $190     $601    $1,046    $2,281
----------------------------------------------------------------------------

(1) Class B shares convert to Class A shares approximately eight years after purchase; therefore, years nine and ten reflect Class A expenses.

Effective immediately, the section entitled "VIII - Financial Highlights" is restated as follows (except with respect to the tax-equivalent yield tables):

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand a fund's financial performance for the past five years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in the fund's Annual Report to shareholders. The fund's Annual Report is available upon request by contacting MFS Service Center, Inc. (please see back cover for address and telephone number). The financial statements contained in the Annual Report are incorporated by reference into the SAI. The fund's independent registered public accounting firm is Ernst & Young LLP.

Class A

                                       Years Ended 1/31
                    --------------------------------------------------------
                         2007        2006       2005        2004      2003
Net asset value,
beginning of period $    8.41   $    8.39   $   8.28   $    8.12 $    8.23
                    ----------  ----------  --------- ---------------------
Income (loss) from
investment
operations
Net investment
income (d)          $    0.45   $    0.46   $   0.48   $    0.47 $    0.48
Net realized and
unrealized gain
(loss) on
investments              0.07        0.02       0.09        0.17    (0.09)
                    ----------  ----------  --------- ---------------------
Total from
investment
operations          $    0.52   $    0.48   $   0.57   $    0.64 $    0.39
                    ----------  ----------  --------- ---------------------
Less distributions
declared to
shareholders
From net investment
income              $  (0.44)   $  (0.46)   $ (0.46)   $  (0.48) $  (0.50)
Redemption fees
added to paid-in
capital (d)         $   0.00(w) $   0.00(w) $  0.00(w) $      -  $      -
                    ----------  ----------  --------- ---------------------
                    ----------  ----------  --------- ---------------------
Net asset value,    $    8.49   $    8.41   $   8.39   $    8.28 $    8.12
end of period
                    ==========  ==========  ========= =====================
Total return (%)         6.32        5.81       7.16        7.98      4.96
(r)(s)(t)
                     ---------   ---------   --------   --------- ---------
Ratios (%) (to
average net assets)
and Supplemental
data:
Expenses before
expense reductions
(f)                      0.97        0.94(z)    0.80        0.81      0.84
Expenses after
expense reductions
(f)                      0.87        0.84(z)    0.71        0.79      0.79
Expenses after
expense reductions
and excluding
interest expense
and fees (f)(l)          0.72        0.72       0.71        0.79      0.79
Net investment
income                   5.32        5.47       5.82        5.80      5.88
Portfolio turnover         13          20         13           9        20
Net assets at end
of period (000
omitted)           $1,335,269  $1,080,805   $977,416  $1,003,328 $1,050,204

Class B

                                           Years Ended 1/31
                           -------------------------------------------------
                              2007       2006      2005       2004    2003
Net asset value, beginning
of period                  $  8.41    $  8.40   $  8.28    $  8.13 $  8.24
                           --------  ---------  --------  -----------------
Income (loss) from
investment operations
Net investment income (d)  $  0.39    $  0.40   $  0.42    $  0.41 $  0.42
Net realized and
unrealized gain (loss) on
investments                   0.07       0.00(w)   0.10       0.16   (0.10)
                           --------  ---------  --------  -----------------
Total from investment
operations                 $  0.46    $  0.40   $  0.52    $  0.57 $  0.32
                           --------  ---------  --------  -----------------
Less distributions
declared to shareholders
From net investment income $(0.37)    $(0.39)   $(0.40)    $(0.42) $(0.43)
Redemption fees added to
paid-in capital (d)        $  0.00(w) $  0.00(w)$  0.00(w) $     - $     -
                           --------  ---------  --------  -----------------
                           --------  ---------  --------  -----------------
Net asset value, end of    $  8.50    $  8.41   $  8.40    $  8.28 $  8.13
period
                           ========  =========  ========  =================
Total return (%) (r)(s)(t)    5.64       4.88      6.47       7.15    4.01
                            -------    -------   -------    ------- -------
Ratios (%) (to average net
assets) and Supplemental
data:
Expenses before expense
reductions (f)                1.74       1.70(z)   1.57       1.59    1.63
Expenses after expense
reductions (f)                1.64       1.60(z)   1.48       1.57    1.58
Expenses after expense
reductions and excluding
interest expense and fees
(f)(l)                        1.50       1.48      1.48       1.57    1.58
Net investment income         4.60       4.73      5.05       5.02    5.09
Portfolio turnover              13         20        13          9      20
Net assets at end of
period (000 omitted)      $178,566  $ 220,854  $283,360  $ 337,065 $355,602

Class C

                                            Years Ended 1/31
                             -----------------------------------------------
                                2007      2006       2005      2004   2003
Net asset value, beginning
of period                    $  8.42   $  8.40   $   8.29  $   8.13 $ 8.24
                             --------  --------  --------- ----------------
Income (loss) from
investment operations
Net investment income (d)    $  0.36   $  0.37   $   0.39  $   0.39 $ 0.40
Net realized and unrealized
gain (loss) on investments      0.08      0.02       0.10      0.17  (0.10)
                             --------  --------  --------- ----------------
Total from investment
operations                   $  0.44   $  0.39   $   0.49  $   0.56 $ 0.30
                             --------  --------  --------- ----------------
Less distributions declared
to shareholders
From net investment income   $(0.36)   $(0.37)   $ (0.38)  $ (0.40) $(0.41)
Redemption fees added to
paid-in capital (d)          $ 0.00(w) $ 0.00(w) $  0.00(w)$      - $    -
                             --------  --------  --------- ----------------
                             --------  --------  --------- ----------------
Net asset value, end of      $  8.50   $  8.42   $   8.40  $   8.29 $ 8.13
period
                             ========  ========  ========= ================
Total return (%) (r)(s)(t)      5.27      4.76       6.10      6.91   3.92
                              -------   -------   --------  -------- ------
Ratios (%) (to average net
assets) and Supplemental
data:
Expenses before expense
reductions (f)                  1.97      1.94(z)    1.80      1.81   1.84
Expenses after expense
reductions (f)                  1.87      1.84(z)    1.71      1.79   1.79
Expenses after expense
reductions and excluding
interest expense and fees
(f)(l)                          1.72      1.72       1.71      1.79   1.79
Net investment income           4.30      4.44       4.80      4.78   4.86
Portfolio turnover                13        20         13         9     20
Net assets at end of period
(000 omitted)               $170,047  $119,952   $ 85,715  $ 78,975 $71,519

Notes

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01. (d) Per share data are based on average shares outstanding. (f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets. (r) Certain expenses have been reduced without which performance would have been lower. (s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. (t) Total returns do not include any applicable sales charges.
(w)  Per share amount was less than $0.01.
(z) After the fund issued its January 31, 2006 financial statements, the fund determined that the criteria for sale accounting in FASB Statement No. 140 had not been met for certain transfers of municipal bonds during the fiscal year ended January 31, 2006 and that its transfers of municipal bonds in connection with self-deposited inverse floaters should have been accounted for as secured borrowings rather than as sales. Accordingly, the expense ratio has been restated to reflect interest expense and fees related to payments made to the holder of the floating rate certificate from trust assets in connection with self-deposited inverse floater transactions. The impact of the restatement was to increase the expense ratio by 0.12%.

                  The date of this supplement is April 1, 2007.